Schedule of Investments (unaudited) March 31, 2020	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.5%

Aerospace & Defense — 1.6%
Raytheon Co.	12,133	$1,591,243
TransDigm Group, Inc.(a)	3,511	1,124,187

		2,715,430

Automobiles — 0.5%
Ferrari NV(b)	5,262	802,823

Beverages — 0.8%
Constellation Brands, Inc., Class A	9,732	1,395,179

Biotechnology — 2.3%(a)
Biogen, Inc.	3,066	970,021
Vertex Pharmaceuticals, Inc.	11,928	2,838,268

		3,808,289

Capital Markets — 4.5%
CME Group, Inc.	17,278	2,987,539
S&P Global, Inc.	18,653	4,570,918

		7,558,457

Chemicals — 1.5%
Sherwin-Williams Co. (The)(b)	5,514	2,533,793

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	13,697	1,267,794

Containers & Packaging — 1.2%
Ball Corp.(b)	31,592	2,042,739

Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc.(a)	22,597	1,890,917

Entertainment — 3.7%
Netflix, Inc.(a)	16,416	6,164,208

Equity Real Estate Investment Trusts (REITs) — 2.9%
Prologis, Inc.	14,217	1,142,620
SBA Communications Corp.(a)	13,696	3,697,509

		4,840,129

Health Care Equipment & Supplies — 5.6%(a)
Align Technology, Inc.	11,596	2,017,124
Boston Scientific Corp.	69,152	2,256,430
Intuitive Surgical, Inc.	7,637	3,781,919
Varian Medical Systems, Inc.	12,961	1,330,576

		9,386,049

Health Care Providers & Services — 3.5%
Humana, Inc.	6,239	1,959,171
UnitedHealth Group, Inc.	15,245	3,801,798

		5,760,969

Hotels, Restaurants & Leisure — 0.7%
Domino’s Pizza, Inc.	3,539	1,146,884

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	7,034	941,079
Roper Technologies, Inc.	6,218	1,938,834

		2,879,913

Security	Shares	Value

Interactive Media & Services — 7.2%(a)
Alphabet, Inc., Class A	4,685	$5,443,736
Facebook, Inc., Class A	25,385	4,234,218
IAC/InterActiveCorp	13,278	2,379,816

		12,057,770

Internet & Direct Marketing Retail — 13.1%
Alibaba Group Holding Ltd., ADR(a)	20,841	4,053,158
Amazon.com, Inc.(a)	7,943	15,486,626
MercadoLibre, Inc.	4,893	2,390,622

		21,930,406

IT Services — 11.8%
GoDaddy, Inc., Class A(a)	20,497	1,170,584
Mastercard, Inc., Class A	29,229	7,060,557
PayPal Holdings, Inc.(a)	19,506	1,867,504
Shopify, Inc., Class A(a)	2,482	1,034,820
Visa, Inc., Class A	53,029	8,544,033

		19,677,498

Pharmaceuticals — 2.5%
AstraZeneca plc, ADR	26,861	1,199,612
Zoetis, Inc.	25,672	3,021,338

		4,220,950

Professional Services — 3.6%
CoStar Group, Inc.(a)	6,659	3,910,231
TransUnion	30,854	2,041,918

		5,952,149

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	28,151	2,523,737
ASML Holding NV (Registered), NYRS	15,121	3,956,259

		6,479,996

Software — 16.8%
Adobe, Inc.(a)	15,173	4,828,656
Intuit, Inc.	15,916	3,660,680
Microsoft Corp.	69,742	10,999,011
salesforce.com, Inc.(a)	28,055	4,039,359
ServiceNow, Inc.(a)	15,875	4,549,457

		28,077,163

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	28,679	2,467,828

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	13,817	3,513,525

Textiles, Apparel & Luxury Goods — 2.6%
LVMH Moet Hennessy Louis Vuitton SE	2,110	773,846
NIKE, Inc., Class B	42,638	3,527,868

		4,301,714

Total Common Stocks — 97.5% (Cost: $132,167,474)		162,872,572

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 1.6%

Software — 1.6%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $2,858,020)(a)(c)(d)	466,235	$2,573,617

Total Preferred Stocks — 1.6% (Cost: $2,858,021)		2,573,617

Total Long-Term Investments — 99.1% (Cost: $135,025,495)		165,446,189

Security	Shares	Value

Short-Term Securities — 2.3%(e)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	2,313,618	$2,313,618
SL Liquidity Series, LLC, Money Market Series, 0.88%(f)	1,537,192	1,536,731

Total Short-Term Securities — 2.3% (Cost: $3,850,407)		3,850,349

Total Investments — 101.4% (Cost: $138,875,902)		169,296,538

Liabilities in Excess of Other Assets — (1.4)%		(2,302,588)

Net Assets — 100.0%		$166,993,950

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,573,617, representing 1.54% of its net assets as of period end, and an original cost of $2,858,020.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	206,770	2,106,848	—	2,313,618	$2,313,618	$2,131		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	2,200,535	—	(663,343)	1,537,192	1,536,731	2,209	(c)	(1,512)	(58)

					$3,850,349	$4,340		$(1,512)	$(58)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Capital Appreciation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,715,430	$—	$—	$2,715,430
Automobiles	802,823	—	—	802,823
Beverages	1,395,179	—	—	1,395,179
Biotechnology	3,808,289	—	—	3,808,289
Capital Markets	7,558,457	—	—	7,558,457
Chemicals	2,533,793	—	—	2,533,793
Commercial Services & Supplies	1,267,794	—	—	1,267,794
Containers & Packaging	2,042,739	—	—	2,042,739
Electronic Equipment, Instruments & Components	1,890,917	—	—	1,890,917
Entertainment	6,164,208	—	—	6,164,208
Equity Real Estate Investment Trusts (REITs)	4,840,129	—	—	4,840,129
Health Care Equipment & Supplies	9,386,049	—	—	9,386,049
Health Care Providers & Services	5,760,969	—	—	5,760,969
Hotels, Restaurants & Leisure	1,146,884	—	—	1,146,884
Industrial Conglomerates	2,879,913	—	—	2,879,913
Interactive Media & Services	12,057,770	—	—	12,057,770
Internet & Direct Marketing Retail	21,930,406	—	—	21,930,406
IT Services	19,677,498	—	—	19,677,498
Pharmaceuticals	4,220,950	—	—	4,220,950
Professional Services	5,952,149	—	—	5,952,149
Semiconductors & Semiconductor Equipment	6,479,996	—	—	6,479,996
Software	28,077,163	—	—	28,077,163
Specialty Retail	2,467,828	—	—	2,467,828
Technology Hardware, Storage & Peripherals	3,513,525	—	—	3,513,525
Textiles, Apparel & Luxury Goods	3,527,868	773,846	—	4,301,714
Preferred Stocks (a)	—	—	2,573,617	2,573,617
Short-Term Securities	2,313,618	—	—	2,313,618

Subtotal	$164,412,344	$773,846	$2,573,617	$167,759,807

Investments Valued at NAV(b)				1,536,731

Total Investments				$169,296,538

(a)	See above Schedule of Investments for values in each industry.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Capital Appreciation V.I. Fund

(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Investments:
Assets:
Opening balance, as of December 31, 2019	$2,760,111
Transfers into level 3	—
Transfers out of level 3	—
Accrued discounts/premiums	—
Net realized gain	—
Net change in unrealized depreciation(a)	(186,494)
Purchases	—
Sales	—

Closing balance, as of March 31, 2020	$2,573,617

Net change in unrealized depreciation on investments still held at March 31, 2020(a)	$(186,494)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)
Preferred Stocks	$2,573,617	Market	Revenue Multiple	12.00x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

4